AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 3, 2024

File No. 033-40823

File No. 811-06318

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 90	☒
AND
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 92	☒

Morgan Stanley Pathway Funds

(Exact Name of Registrant as Specified in Charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices, Zip Code)

(800) 869-3326

(Registrant’s Telephone Number, including Area Code)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 11, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 90 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate October 11, 2024 as the new effective date for Post-Effective Amendment No. 88, which was filed with the Securities and Exchange Commission (the “SEC”) on July 17, 2024 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001193125-24-180483) for the purpose of introducing two new series of the Trust (the “Funds”), each a series of Morgan Stanley Pathway Funds. The effectiveness of Post-Effective Amendment No. 88 was previously delayed pursuant to Post-Effective Amendment No. 89, which was filed with the SEC on September 27, 2024 (Accession No. 0001193125-24-227720).

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 88.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 88.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 88.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 90 to Registration Statement No. 033-40823 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of October, 2024.

MORGAN STANLEY PATHWAY FUNDS

By:	/s/ Paul Ricciardelli
Paul Ricciardelli, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Paul Ricciardelli	Trustee, Chief Executive Officer and President	October 3, 2024
Paul Ricciardelli

/s/ Francis Smith	Chief Financial Officer and Treasurer	October 3, 2024
Francis Smith

	Trustee	October 3, 2024
Adela Cepeda*

	Trustee	October 3, 2024
W. Thomas Matthews*

	Trustee	October 3, 2024
Eric McKissack*

	Trustee	October 3, 2024
Mark J. Reed*

	Trustee	October 3, 2024
Teresa S. Westbrook**

*	Signed pursuant to a power of attorney dated January 1, 2019
**	Signed pursuant to a power of attorney dated December 29, 2022.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	October 3, 2024